Fair Value Measurements - Summary of Changes in Fair Value of Company's Level 3 Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unobservable Input [Roll Forward]
Beginning Balance	$ 20	$ 21
Principal repayments received	0	(1)
Transfers out of level 3	0
Ending Balance	$ 20	$ 20